Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Series A Preferred stock, par value	$ 0.00001	$ 0.00001
Series A Preferred stock, shares authorized	10,000,000	10,000,000
Series A Preferred stock, shares issued	0	0
Series A Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	33,285,827	31,985,827
Common stock, shares outstanding	33,285,827	31,985,827
Short Term Notes Payable [Member]
Short-term notes payable, discount	$ 0	$ 152